Organization and Description of Business	12 Months Ended
Dec. 31, 2013
Organization and Description of Business [Abstract]
Organization and Description of Business
Organization and Description of Business
Wright Medical Group, Inc., through Wright Medical Technology, Inc. and other operating subsidiaries (Wright or we), is a global, specialty orthopaedic company that provides extremity and biologic solutions that enable clinicians to alleviate pain and restore their patient's lifestyles. We are a leading provider of surgical solutions for the foot and ankle market. Our products are sold primarily through a network of employee sales representatives and independent sales representatives in the United States (U.S.) and by a combination of employee sales representatives, independent sales representatives and stocking distributors outside the U.S. We promote our products in approximately 60 countries with principal markets in the U.S., Europe, Asia, Canada, Australia, and Latin America. We are headquartered in Memphis, Tennessee.
Prior to the June 2013 announcement of the divestiture of our OrthoRecon business, our chief executive officer, who is our chief operating decision maker, managed our operations as two reportable business segments: Extremities and OrthoRecon. Following this announcement, all historical operating results for the OrthoRecon segment were reflected within discontinued operations in the consolidated financial statements. See Note 4 for further information on the results of discontinued operations. For the remainder of 2013, we operated our continuing operations as one reportable business segment. During the first quarter of 2014, our management, including our chief executive officer, who is our chief operating decision maker, began managing our operations as three operating business segments: U.S., International and BioMimetic, based on management's change to the way it monitors performance, aligns strategies, and allocates resources results in a change in our reportable segments. We determined that each of these operating segments represented a reportable segment. These consolidated financial statements and related footnotes, including prior year financial information, are presented as if there were three reporting segments for all periods presented.